Tax - Reconciliation between the actual tax charge and the corporate tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before tax	£ 5,638	£ 3,075	£ 3,112
Tax charge based on the standard UK corporation tax rate of 19% (2020: 19%, 2019: 19%)	1,071	584	593
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 24.0% (2020: 25.0% , 2019: 26.0%))	£ 281	£ 183	£ 217
Tax, percentage [abstract]
Applicable tax rate	19.00%	19.00%	19.00%
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	5.00%	6.00%	7.00%
Recurring items:
Non-creditable taxes including withholding taxes	£ 124	£ 107	£ 146
Adjustments in respect of prior years	105	194	(152)
Non-deductible expenses	61	28	34
Impact of UK bank levy being non-deductible	25	48	35
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	25	25	15
Tax adjustments in respect of share-based payments	(5)	14	(7)
Banking surcharge and other items	(48)	(70)	(103)
Tax relief on payments made under AT1 instruments	(113)	(124)	(121)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(140)	(123)	(85)
Non-taxable gains and income	£ (309)	£ (200)	£ (240)
Recurring items, percentages [abstract]
Non-creditable taxes including withholding taxes, percentage	2.20%	3.40%	4.70%
Adjustments in respect of prior years, percentage	1.90%	6.30%	(4.90%)
Non-deductible expenses, percentage	1.10%	0.90%	1.10%
Impact of UK bank levy being non-deductible, percentage	0.40%	1.60%	1.10%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK, percentage	0.40%	0.80%	0.50%
Tax adjustments in respect of share-based payments, percentage	(0.10%)	0.50%	(0.20%)
Banking surcharge and other items, percentage	(0.80%)	(2.30%)	(3.30%)
Tax relief on payments made under AT1 instruments, percentage	(2.00%)	(4.00%)	(3.90%)
Changes in recognition of deferred tax and effect of unrecognised tax losses, percentage	(2.50%)	(4.00%)	(2.70%)
Non-taxable gains and income, percentage	(5.50%)	(6.50%)	(7.70%)
Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	£ (218)	£ (43)	£ 0
Non-deductible provisions for UK customer redress	21	7	0
Non-deductible provisions for investigations and litigation	£ 0	£ (6)	£ 0
Non-recurring items, percentages [abstract]
Remeasurement of UK deferred tax assets due to tax rate changes, percentage	(3.90%)	(1.40%)	0.00%
Non-deductible provisions for UK customer redress, percentage	0.40%	0.20%	0.00%
Non-deductible provisions for investigations and litigation, percentage	0.00%	(0.20%)	0.00%
Tax charge	£ 880	£ 624	£ 332
Total tax charge, percentage	15.60%	20.30%	10.70%
Weighted average
Tax, percentage [abstract]
Tax rate impact of profits/losses earned in territories with different statutory rates to the UK	24.00%	25.00%	26.00%